Income taxes (Tables)	12 Months Ended
Mar. 31, 2025
Components of Income Tax Expense
The following table presents the components of Income tax expense for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Current:
Domestic	22,015	36,237	92,815
Foreign	156,969	223,529	211,075

Total current tax expense	178,984	259,765	303,890

Deferred:
Domestic	(146,721)	170,106	(101,241)
Foreign	2,879	(4,750)	(3,116)

Total deferred tax expense (benefit)	(143,842)	165,355	(104,358)

Total income tax expense	35,142	425,120	199,532

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2023, 2024 and 2025. The detailed amounts recorded directly in Equity are as follows:

	2023	2024	2025

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(4,276)	8,273	(22,487)
Less: reclassification adjustments	305	5,151	5,586

Total	(3,971)	13,425	(16,901)

Foreign currency translation adjustments:
Unrealized gains (losses)	—	—	2,181
Less: reclassification adjustments	—	—	—
Total	—	—	2,181
Defined benefit plan adjustments:
Unrealized gains (losses)	37,661	42,415	(18,658)
Less: reclassification adjustments	(7,848)	(9,759)	(14,301)

Total	29,813	32,655	(32,960)

Own credit risk adjustments:
Unrealized gains (losses)	5,630	(6,590)	6,485
Less: reclassification adjustments	334	552	197

Total	5,964	(6,038)	6,682

Total tax effect before allocation to noncontrolling interests	31,806	40,043	(40,998)

Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense
The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025
Effective statutory tax rate	30.62%	30.62%	30.62%
Income not subject to tax	(14.23)	(0.58)	(1.22)
Expenses not deductible for tax purposes	1.63	0.08	0.18
Tax rate differentials of subsidiaries	(12.95)	(0.92)	(1.35)
Change in valuation allowance	(5.95)	(2.34)	(0.07)
Change in undistributed earnings of subsidiaries	8.32	0.52	1.43
Noncontrolling interest income (loss) of consolidated VIEs.	(15.48)	(5.35)	2.06
Effect of enacted change in tax rates	(0.05)	—	(0.36	) (1)
Foreign tax credit and payments	55.14	3.80	(1.80)
Income excluded from taxable income of enterprise tax	(14.96)	(1.04)	(2.14)
Controlled foreign company rules	2.68	0.06	0.03
Other	16.04	1.34	(1.10)

Effective income tax rate	50.81%	26.19%	26.28%

Note:
(1)
On
March 31, 2025, the National Diet of Japan approved a bill affecting the effective statutory tax rates of MHFG and its domestic subsidiaries. As a result, the effective statutory tax rate will be increased to
31.52%
from the previous rate of
30.62%
beginning on or after the fiscal year ending March 31, 2027. The increase

Components of Net Deferred Tax Assets
The components of net deferred tax assets at March 31, 2024 and 2025 are as follows:

	2024	2025
	(in millions of yen)
Deferred tax assets:
Allowance for credit losses	265,855	288,385
Derivative financial instruments	148,716	224,074
Lease liabilities	168,848	158,220
Trading securities	208,711	115,783
Foreign tax credit and payments (1)	124,695	112,412
Premises and equipment	46,967	45,797
Available-for-sale securities	—	1,454
Net operating loss carryforwards (2)(3)	149,521	151,390
Other	290,733	338,067

	1,404,047	1,435,582
Valuation allowance (1)(2)(3)	(233,991)	(215,626)

Deferred tax assets, net of valuation allowance	1,170,057	1,219,956

Deferred tax liabilities:
Investments	502,589	370,063
Prepaid pension cost and accrued pension liabilities	222,408	203,490
Right-of-use assets	160,630	148,989
Available-for-sale securities	404	—
Other	120,104	188,913

Deferred tax liabilities	1,006,135	911,454

Net deferred tax assets	163,921	308,502

Notes:
(1)
The amount includes ¥99,994 million and ¥82,572 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2024 and 2025, respectively. The amount is mainly
offset by valuation allowance, and if not utilized, the amount will expire during the fiscal years ending March 31, 2026 and
2027
, respectively.

(2)
The amount includes ¥9,186 million and ¥11,423 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥4,205 million and ¥4,408 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

(3)
The amount includes ¥25,128 million and ¥24,943 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 202
4
 and 202
5
, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥25,128 million and ¥24,943 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction
The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2024 and 2025:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2024
Japan (1)	56	(34)	22
The United States	4	—	4
The United Kingdom (2)	88	(88)	—
Others	1	—	1

Total	150	(123)	26

2025
Japan (3)	54	(35)	20
The United States	5	—	5
The United Kingdom (2)	90	(90)	—
Others	2	—	2

Total	151	(125)	26

Notes:
(1)
¥25 billion of the Japan deferred tax assets of ¥56 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥16 billion of the Japan deferred tax assets of ¥56 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.

(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)
¥25 billion of the Japan deferred tax assets of ¥54 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥12 billion of the Japan deferred tax assets of ¥54 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.

Roll-forward Valuation Allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025
	(in millions of yen)
Balance at beginning of fiscal year	163,164	198,800	233,991
Changes that directly affected Income tax expense	(4,118)	(38,055)	(538)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	39,754	73,246	(17,826)

Total	39,754	73,246	(17,826)

Balance at end of fiscal year	198,800	233,991	215,626

Net Operating Losses Carryforwards by Expiration Date
At March 31, 2025, the MHFG Group had net operating loss carryforwards totaling ¥426 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards (1)(3)
(in billions of yen)
Fiscal year ending March 31:
2026	15
2027	3
2028	—
2029	5
2030	6
2031 and thereafter (2)	397

Total	426

Notes:
(1)
Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.

(2)	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.
(3)
Net operating loss carryforwards related to Japanese local taxes recorded at MHBK in the fiscal year ended March 31, 2024 in the amount of ¥456 billion (tax effected ¥16 billion) are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.

Roll-forward of Unrecognized Tax Benefits
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	5,245	7,043	7,639

Gross amount of increases (decreases) related to positions taken during prior years	(438)	205	(1,132)
Gross amount of increases related to positions taken during the current year	1,748	1,080	585
Amount of decreases related to settlements	—	(1,633)	(2,232)
Foreign exchange translation	488	944	(94)

Total unrecognized tax benefits at end of fiscal year	7,043	7,639	4,766